Expense Example (dei_DocumentInformationDocumentAxis, (John Hancock High Yield Fund), Class NAV, USD $)	0 Months Ended
Jun. 27, 2013
(John Hancock High Yield Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738